Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure Of Deposits [line items]
Interest bearing	$ 33,782	$ 30,192
Non-interest bearing	56,704	56,729
Payables after notice	160,193	157,785
Payable on a fixed date	281,520	276,222
Total	532,199	520,928	$ 475,565
Banks [Member]
Disclosure Of Deposits [line items]
Interest bearing	1,234	1,450
Non-interest bearing	1,301	1,400
Payables after notice	1,192	526
Payable on a fixed date	27,119	24,531
Total	30,846	27,907
Business and governments [member]
Disclosure Of Deposits [line items]
Interest bearing	29,244	25,266
Non-interest bearing	33,704	33,984
Payables after notice	67,174	67,026
Payable on a fixed date	184,307	185,901
Total	314,429	312,177
Individuals [Member]
Disclosure Of Deposits [line items]
Interest bearing	3,304	3,476
Non-interest bearing	21,699	21,345
Payables after notice	91,827	90,233
Payable on a fixed date	70,094	65,790
Total	186,924	180,844
Canada [member]
Disclosure Of Deposits [line items]
Interest bearing	22,660	21,735
Non-interest bearing	47,517	47,231
Payables after notice	85,040	82,091
Payable on a fixed date	163,282	160,069
Total	318,499	311,126
United States [member]
Disclosure Of Deposits [line items]
Interest bearing	10,140	7,395
Non-interest bearing	9,171	9,477
Payables after notice	73,972	74,476
Payable on a fixed date	81,780	86,805
Total	175,063	178,153
Other countries [member]
Disclosure Of Deposits [line items]
Interest bearing	982	1,062
Non-interest bearing	16	21
Payables after notice	1,181	1,218
Payable on a fixed date	36,458	29,348
Total	$ 38,637	$ 31,649